Working capital - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Working Capital [Abstract]
Changes in working capital	€ 1,212	€ 1,300	€ 1,003
Decrease in inventories	2,201	844	502
Decrease in trade receivables	246	191	92
Decrease in trade payable	€ 1,273	€ (218)	€ (294)